NJEDA BONDS (Details 3) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Refinanced NJEDA Bonds		$ 3,385,000	$ 3,385,000
Current portion	(3,385,000)	(3,385,000)	(3,385,000)
Long term portion, net of current maturities		$ 0	$ 0